Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Mid Cap Value Fund
Supplement dated December 7, 2023
to the Prospectus dated May 1, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Multi-Manager Mid Cap Value Fund
1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 6, 2023, the Board approved the termination of American Century Investment Management, Inc. (“American Century”) and Thompson, Siegel & Walmsley LLC (“TSW”) as subadvisers to the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), effective on or about February 26, 2024 (the “Effective Date”). Accordingly, all references to, and information regarding, American Century and TSW are deleted in their entirety. Victory Capital Management Inc. (“Victory Capital”), via its Sycamore Capital investment franchise, will continue to serve as the Fund’s sole subadviser.

2.	As of the Effective Date, the Prospectus is amended as follows:
a.	The Fund is renamed the “NVIT Victory Mid Cap Value Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
b.	The table under the heading “Fees and Expenses” on page 52 of the Prospectus is hereby deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I Shares	Class II Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.25%	0.09%
Total Annual Fund Operating Expenses	1.00%	1.09%
Fee Waiver/Expense Reimbursement(1),(2)	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.93%	1.02%
(1) Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.79% until at least April 30, 2025. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b‑1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(2) In addition to the expense limitation agreement discussed in Footnote 1, the Trust and the Adviser have entered into a written contract in which the Adviser has agreed to waive 0.03605% of the management fee to which the Adviser would otherwise be entitled until April 30, 2025. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
c.	The information under the heading “Principal Investment Strategies” on page 53 of the Prospectus is deleted in its entirety and replaced with the following:
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid‑cap companies. The Fund employs a “value” style of investing, which means investing in equity securities that the Fund’s subadviser believes to be trading at prices that do not reflect a company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. The Fund may invest in stocks of mid‑cap companies that are located outside the United States. It may invest in any economic sector and, at times, emphasize one or more particular sectors. The Fund may enter into repurchase agreements to generate additional income.
The subadviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The subadviser uses a bottom‑up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the subadviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The subadviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.
d.	The information under the heading “Principal Risks” beginning on page 53 of the Prospectus is modified as follows:
i.	“Multi-manager risk” is deleted in its entirety.
ii.
“Selection risk” is deleted in its entirety and replaced with the following: “Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.

NVIT Multi-Manager Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Multi-Manager Mid Cap Value Fund
Supplement dated December 7, 2023
to the Prospectus dated May 1, 2023
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Multi-Manager Mid Cap Value Fund
1.
At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on December 6, 2023, the Board approved the termination of American Century Investment Management, Inc. (“American Century”) and Thompson, Siegel & Walmsley LLC (“TSW”) as subadvisers to the NVIT Multi-Manager Mid Cap Value Fund (the “Fund”), effective on or about February 26, 2024 (the “Effective Date”). Accordingly, all references to, and information regarding, American Century and TSW are deleted in their entirety. Victory Capital Management Inc. (“Victory Capital”), via its Sycamore Capital investment franchise, will continue to serve as the Fund’s sole subadviser.

2.	As of the Effective Date, the Prospectus is amended as follows:
a.	The Fund is renamed the “NVIT Victory Mid Cap Value Fund.” All references to the Fund’s former name in the Prospectus are replaced accordingly.
b.	The table under the heading “Fees and Expenses” on page 52 of the Prospectus is hereby deleted and replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class I Shares	Class II Shares
Management Fees	0.75%	0.75%
Distribution and/or Service (12b‑1) Fees	None	0.25%
Other Expenses	0.25%	0.09%
Total Annual Fund Operating Expenses	1.00%	1.09%
Fee Waiver/Expense Reimbursement(1),(2)	(0.07)%	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.93%	1.02%
(1) Nationwide Variable Insurance Trust (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.79% until at least April 30, 2025. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, compensation payable to parties not affiliated with the Adviser for the recovery of tax reclaims, brokerage commissions, Rule 12b‑1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.
(2) In addition to the expense limitation agreement discussed in Footnote 1, the Trust and the Adviser have entered into a written contract in which the Adviser has agreed to waive 0.03605% of the management fee to which the Adviser would otherwise be entitled until April 30, 2025. The written contract may be changed or eliminated only with the consent of the Board of Trustees of the Trust.
c.	The information under the heading “Principal Investment Strategies” on page 53 of the Prospectus is deleted in its entirety and replaced with the following:
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid‑cap companies. The Fund employs a “value” style of investing, which means investing in equity securities that the Fund’s subadviser believes to be trading at prices that do not reflect a company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the subadviser believes to be temporary. The Fund may invest in stocks of mid‑cap companies that are located outside the United States. It may invest in any economic sector and, at times, emphasize one or more particular sectors. The Fund may enter into repurchase agreements to generate additional income.
The subadviser invests in companies that it believes to be of high quality based on criteria such as market share position, profitability, balance sheet strength, competitive advantages, management competence and the ability to generate excess cash flow. The subadviser uses a bottom‑up investment process in conducting fundamental analysis to identify companies that have sustainable returns trading below the subadviser’s assessment of intrinsic value and prospects for an inflection in business fundamentals that will enable the stock price to be revalued higher. The subadviser may sell a security if it believes the stock has reached its fair value estimate, if a more attractive opportunity is identified, or if the fundamentals of the company deteriorate.
d.	The information under the heading “Principal Risks” beginning on page 53 of the Prospectus is modified as follows:
i.	“Multi-manager risk” is deleted in its entirety.
ii.
“Selection risk” is deleted in its entirety and replaced with the following: “Selection risk – the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies.